ORGANIZATION	12 Months Ended
Dec. 31, 2024
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

Cango Inc. (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entities, and subsidiaries of the variable interest entities as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on October 9, 2017. The Company, through its subsidiaries, variable interest entities (“VIEs”), and subsidiaries of the VIEs, are principally engaged in bitcoin mining business, and the automobile trading transaction, automotive financing facilitation, and aftermarket service facilitation businesses (collectively, the “automobile and related businesses”). The Company conducts the bitcoin mining business mainly through its subsidiaries, and the automobile and related businesses are primarily conducted through the Company’s VIEs and the subsidiaries of the VIEs.

As of December 31, 2024, the Company effectively controls a number of VIEs through the Primary Beneficiaries, as defined below.

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding and primarily engaged in bitcoin business
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”)	March 15, 2022	PRC	Nil	Provision of automobile trading transaction.

On October 31, 2017, the Company incorporated a wholly-owned subsidiary, Cango HK, in Hong Kong. On January 25, 2018, the Company incorporated another wholly-owned subsidiary, Cangulong, in the PRC. On March 23, 2018, Shanghai Cango signed a series of contractual agreements with Cangulong and its nominee shareholders (the “VIE Agreements”). On September 30, 2022, Shanghai Yungu signed a series of contractual agreements with Cangulong and its nominee shareholders. As of December 31, 2024 and during the year of 2024, business operation performed through Shanghai Yungu was not material. The summary of VIE agreements related to Shanghai Cango (the “VIE”) is listed below.

1.ORGANIZATION - CONTINUED

The Company, through the WFOE, entered into power of attorney and an exclusive option agreement with the nominee shareholders of the VIE, that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIE through the Company or its wholly-owned subsidiaries in mainland China, which obligate the Company to absorb a majority of the risk of loss from the VIE’s activities and entitles the Company to receive a majority of their residual returns. In addition, the Company entered into a share pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. On March 22, 2018, Cango Inc. agreed to provide unlimited financial support to the VIE for its operations. Therefore, Cango Inc. is determined to be most closely associated with the VIE within the group of related parties and was considered to be the Primary Beneficiary of the VIE.

The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the primary beneficiary. In addition, through the other exclusive agreements, which consist of exclusive option agreements, exclusive business operation agreements and financial support undertaking letter, the primary beneficiary, by itself or its wholly-owned subsidiaries in mainland China, demonstrate its ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810, Consolidation. The following is a summary of the VIE Agreements:

(1)	Power of Attorney Agreements:

Pursuant to the power of attorney signed between Shanghai Cango’s nominee shareholders and the WFOE, each nominee shareholder irrevocably appointed the WFOE as its attorney-in-fact to exercise on each nominee shareholder’s behalf any and all rights that each nominee shareholder has in respect of its equity interest in Shanghai Cango (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of Shanghai Cango). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Shanghai Cango.

(2)	Exclusive Option Agreement:

Pursuant to the exclusive option agreement entered into between Shanghai Cango’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. This agreement is not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

1.ORGANIZATION - CONTINUED

(3)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into by the WFOE and Shanghai Cango and its subsidiaries, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of Shanghai Cango’s profit before tax, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE and its subsidiaries cannot procure services from any third-party or enter into similar service arrangements with any other third-party, other than the WFOE.

In addition, the consolidated VIE granted the WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIE and its subsidiaries at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by the WFOE.

(4)	Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, the nominee shareholders representing over 90% of the VIE’s equity interest have pledged all of their respective equity interests in the VIE to the WFOE as continuing first priority security interest to guarantee the nominee shareholders’ and the VIE’s obligations under the power of attorney agreement, the exclusive option agreement and the exclusive business cooperation agreement. The WFOE is entitled to collect dividends during the effective period of the share pledge unless it agrees otherwise in writing. If Shanghai Cango or any of the nominee shareholder breaches its contractual obligations, the WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Shanghai Cango in accordance with PRC law. None of the nominee shareholders may assign or transfer to any third-party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE without the written consent of the WFOE. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Shanghai Cango’s obligations have been terminated under the other controlling agreements.

In addition, the following supplementary agreements were entered into:

1)	Financial support undertaking letter

Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE Entity or its shareholders do not have sufficient funds or are unable to repay.

2)	Resolutions of the sole director of Cango Inc. (the “Resolutions”)

The sole director resolved that each of Mr. Xiaojun Zhang, Mr. Jiayuan Lin and Mr. Yongyi Zhang (each, an “Authorized Officer”) shall cause the WFOE to exercise its rights under the power of attorney agreements and the exclusive option agreement when the Authorized Officer determines that such exercise is in the best interests of the Company and the WFOE to do so.

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In addition, the following supplementary agreements were entered into: (continued)

2)Resolutions of the sole director of Cango Inc. (the “Resolutions”) (continued)

In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIE, does not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations; (iii) the financial support letter issued by the Company to the VIE and the resolutions contained in the Resolutions are valid in accordance with the articles of association of the Company and Cayman Islands Law.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.

On January 1, 2020, the Foreign Investment Law came into effect and became the principal laws and regulations governing foreign investment in mainland China. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. There are uncertainties regarding the interpretation of the Foreign Investment Law with respect to the contractual arrangements as a form of foreign investment. Since the VIE’s value-added telecommunication-based services in mainland China are subject to restrictions of the negative list or subject to the restrictions on foreign investment, if any of the VIEs would be deemed as a foreign invested enterprise, the Company’s current organizational structure could be in violation of existing and/or future laws or regulations of mainland China and could limit the Company’s ability, through the primary beneficiary, to enforce its rights under these contractual arrangements with the VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

1.	ORGANIZATION – CONTINUED

Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, through their 100% controlled subsidiary Cangulong. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented. The table sets forth the assets and liabilities of the VIEs’ included in the Company’s consolidated balance sheets:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	293,424,298	627,298,083	85,939,485
Other current assets	2,252,537,952	2,297,544,194	314,762,264
Total current assets	2,545,962,250	2,924,842,277	400,701,749
Finance lease receivables—non-current	36,426,617	9,309,227	1,275,359
Other non-current assets	727,442,480	402,034,978	55,078,566
Total non-current assets	763,869,097	411,344,205	56,353,925
Total assets	3,309,831,347	3,336,186,482	457,055,674
Short-term debts	39,071,500	—	—
Other current liabilities	415,702,064	139,141,931	19,062,366
Total current liabilities	454,773,564	139,141,931	19,062,366
Long-term debts	712,023	—	—
Other non-current liabilities	53,137,238	47,787,710	6,546,889
Total non-current liabilities	53,849,261	47,787,710	6,546,889
Total liabilities	508,622,825	186,929,641	25,609,255

The VIEs’ net asset balance was RMB2,801,208,522 and RMB3,149,256,841 (US$431,446,418) as of December 31, 2023 and 2024.

The table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income (loss):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	1,980,415,725	1,701,876,288	154,830,112	21,211,638
Net income (loss)	(1,131,232,450)	(87,530,375)	330,933,575	45,337,714

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(599,053,407)	969,040,392	262,041,036	35,899,475
Net cash provided by (used in) investing activities	1,084,633,210	1,369,020,741	(1,858,078,689)	(254,555,737)
Net cash used in financing activities	(1,020,359,284)	(949,602,067)	(39,071,500)	(5,352,774)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	175,763	—	—	—